Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 10,690	$ 20,280
Amounts subject to an enforceable master netting arrangement or similar agreements	(7,949)	(8,593)
Financial and cash collateral pledged (received)	(2,526)	(11,393)
Net amount including financing entities	215	294
Net amounts excluding financing entities	215	294
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(16,046)	(11,476)
Amounts subject to an enforceable master netting arrangement or similar agreements	7,949	8,593
Financial and cash collateral pledged (received)	7,950	2,603
Net amount including financing entities	(147)	(280)
Net amounts excluding financing entities	(103)	(79)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	9,072	18,226
Amounts subject to an enforceable master netting arrangement or similar agreements	(7,170)	(8,410)
Financial and cash collateral pledged (received)	(1,687)	(9,522)
Net amount including financing entities	215	294
Net amounts excluding financing entities	215	294
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	723	564
Financial and cash collateral pledged (received)	(723)	(564)
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	895	1,490
Amounts subject to an enforceable master netting arrangement or similar agreements	(779)	(183)
Financial and cash collateral pledged (received)	(116)	(1,307)
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(15,151)	(10,940)
Amounts subject to an enforceable master netting arrangement or similar agreements	7,170	8,410
Financial and cash collateral pledged (received)	7,834	2,250
Net amount including financing entities	(147)	(280)
Net amounts excluding financing entities	(103)	(79)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(895)	(536)
Amounts subject to an enforceable master netting arrangement or similar agreements	779	183
Financial and cash collateral pledged (received)	$ 116	$ 353